PURCHASE OF U.S. PAPER MILLS (Details 1) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($) [1]	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Sales | CAD	CAD 885.6
Net loss | CAD	CAD (14.9)
Pro Forma [Member]
Business Acquisition [Line Items]
Sales | $		$ 1,991.1	$ 1,955.8
Net loss | $		$ (49.4)	$ (106.9)

[1]	The amount of sales and net earnings of the U.S. mills included in our consolidated statement of operations are from January 7, 2015 to December 31, 2015.